EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
EQUITY.
Schedule of composition of share capital

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	June 30, 2025		December 31, 2024
	(unaudited)
Ordinary shares of $0.00001 par value per share	350,000,000	50,595,118	350,000,000	49,726,906
Preferred shares of $0.00001 par value per share	1,000,000	—	1,000,000	—

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January 1, 2025	49,726,906
Vested RSU’s	380,404
Exercise of options for Ordinary shares	487,808
Balance as of June 30, 2025	50,595,118